Schedule of earnings per share (Details) - USD ($)	3 Months Ended								6 Months Ended		12 Months Ended
	Mar. 31, 2023		Oct. 31, 2022		Mar. 31, 2022		Oct. 31, 2021		Jul. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Net loss	$ (2,414,645)		$ 201,012		$ 222,585		$ (45,587)		$ (8,377)	$ (8,377)	$ (24,884,122)	$ (1,762,838)	$ 864,829
Accretion of temporary equity to redemption value			(499,343)									(14,695,090)
Net loss including accretion of temporary equity to redemption value			(298,331)				(45,587)					(16,457,928)
Accretion of temporary equity to redemption value			$ 499,343									$ 14,695,090
Weighted average shares outstanding	20,191,770				9,253,333						12,029,656		9,253,333
(Loss)/Earnings per share, basic and diluted	$ (0.12)				$ 0.02						$ (2.07)		$ 0.09
Basic and diluted net loss per ordinary share			$ 0.03	[1],[2]			$ 0.02	[1],[2]	$ 0.00			$ 2.00
Net (loss) income	$ (2,413,238)		$ 201,012		$ 224,994		$ (45,587)		$ (8,377)		$ (24,949,246)	$ (1,762,838)	$ 900,396
Less: Net (income) loss attributable to noncontrolling interest	1,407				2,409						(65,124)		35,567
Net (loss)/income attributable to common shareholders, basic	$ (2,414,465)				$ 222,585						$ (24,884,122)		$ 864,829
Weighted average number of shares outstanding, basic and diluted	20,191,770	[3]			9,253,333	[3]					12,029,656		9,253,333
Redeemable Preferred Stock [Member]
Net loss			266,977									2,942,365
Accretion of temporary equity to redemption value			(499,343)									(14,695,090)
Allocation of net loss including accretion of temporary equity			(232,366)									(11,752,725)
Accretion of temporary equity to redemption value			$ 499,343									$ 14,695,090
Weighted average shares outstanding			8,625,000									5,883,904
(Loss)/Earnings per share, basic and diluted			$ 0.03									$ 0.50
Weighted average shares outstanding
Basic and diluted net loss per ordinary share
Nonredeemable Preferred Stock [Member]
Net loss			$ (65,965)				$ (45,587)					$ (4,705,203)		$ (8,377)
Accretion of temporary equity to redemption value
Allocation of net loss including accretion of temporary equity			(65,965)									(4,705,203)
Accretion of temporary equity to redemption value
Weighted average shares outstanding			2,448,500									2,355,621
(Loss)/Earnings per share, basic and diluted			$ (0.03)									$ (2.00)
Weighted average shares outstanding							1,875,000	[4]						1,875,000	[5]
Basic and diluted net loss per ordinary share							$ (0.02)							$ (0.00)

[1]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022
[4]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[5]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).